Borrowings - Schedule of Maturities of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,306,009	$ 1,299,068
Borrowings, principal amount	1,383,929
Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	41,955
Within two years
Disclosure of detailed information about borrowings [line items]
Borrowings	123,679
Within three years
Disclosure of detailed information about borrowings [line items]
Borrowings	23,240
Within four years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,079,096
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 115,959